Parent company only condensed financial information - Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive income attributable to [abstract]
Selling and marketing expenses	¥ (629,488)	¥ (635,673)	¥ (441,932)
General and administrative expenses	(834,917)	(756,681)	(519,795)
Other income, gains or loss-net	58,432	(74,254)	(79,860)
Operating loss	(1,470,326)	(1,701,012)	(1,114,367)
Finance income	77,237	128,261	129,435
Share of losses of joint venture	(2,924)	(526)
Loss before income tax	(1,551,254)	(1,762,436)	(1,163,816)
Income tax expenses	(137,131)	(74,924)	26,469
Loss for the year	(1,353,608)	(1,660,566)	(1,195,712)
Other comprehensive income
Foreign currency translation differences	(608,427)	78,775	396,520
Changes in the fair value of debt instruments at fair value through other comprehensive income	(39)	40
Total comprehensive loss	(1,962,074)	(1,581,751)	(799,192)
Parent company
Comprehensive income attributable to [abstract]
Selling and marketing expenses	(2,374)	(1,825)
General and administrative expenses	(45,655)	(52,860)	(25,164)
Other income, gains or loss-net	7,780	4,784	20,747
Operating loss	(40,249)	(49,901)	(4,417)
Finance income	4,564	6,427	22,730
Share of losses of joint venture	(2,283)	(526)
Share of loss of subsidiaries and VIEs	(1,314,998)	(1,616,566)	(1,214,025)
Loss before income tax	(1,352,966)	(1,660,566)	(1,195,712)
Income tax expenses	(642)
Loss for the year	(1,353,608)	(1,660,566)	(1,195,712)
Other comprehensive income
Foreign currency translation differences	(608,427)	78,775	396,520
Changes in the fair value of debt instruments at fair value through other comprehensive income	(39)	40
Total comprehensive loss	¥ (1,962,074)	¥ (1,581,751)	¥ (799,192)